Share-Based Payments - Summary of Options - Narrative (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price on the JSE (in USD per share)	$ 9.71	$ 9.25	$ 4.82
Compensation costs related to awards not yet recognised	$ 14.7	$ 19.7	$ 17.5
Share based compensation recognition period	3 years
Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unexercised options and shares, percent	0.60%
Top of range | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of ordinary shares that can be issued (in shares)	44,385,867
Maximum number of shares that can be issued to an individual (in shares)	4,438,587